Employees' Leaving Entitlement - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Net Defined Benefit Liability Asset [Abstract]
Average duration of defined benefit plans	10 years	10 years